Right-of-Use Assets and Leases (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets and Leases
Schedule of right-of-use assets

	December 31	December 31
($ millions)	2023	2022
Property, plant and equipment, net – excluding ROU assets	63 982	59 778
ROU assets	3 668	2 876
	67 650	62 654

The following table presents the ROU assets by asset class:

Plant and
($ millions)	Equipment
Cost
At January 1, 2022	3 861
Additions and adjustments	523
Disposals	(156)
Foreign exchange	20
At December 31, 2022	4 248
Additions and adjustments	423
Acquisition(1) (note16)	1 425
Disposals(2)	(176)
Divestitures(1) (note 16)	(707)
Foreign exchange	(7)
At December 31, 2023	5 206

Accumulated provision
At January 1, 2022	(1 136)
Depreciation	(356)
Disposals	126
Foreign exchange	(6)
At December 31, 2022	(1 372)
Depreciation	(358)
Disposals(2)	94
Divestitures(1) (note 16)	96
Foreign exchange	2
At December 31, 2023	(1 538)

Net ROU assets
At December 31, 2022	2 876
At December 31, 2023	3 668